Summary of Significant Accounting Policies (Details)	12 Months Ended
Jun. 30, 2020
Estimated useful lives,description	Shorter of the remaining lease terms and estimated useful lives
Minimum [Member] | Motor vehicles [Member]
Estimated useful lives	3 years
Minimum [Member] | Office equipment, furniture, fixtures [Member]
Estimated useful lives	3 years
Maximum [Member] | Motor vehicles [Member]
Estimated useful lives	5 years
Maximum [Member] | Office equipment, furniture, fixtures [Member]
Estimated useful lives	5 years